Trace W. Rakestraw
State Street
1 Iron Street CCB 1100
Boston, MA 02210
617-662-1501
twrakestraw@statestreet.com

August 14, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
    Securities Act File No. 333-197351

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the combined Prospectus/Information Statement and Statement of Additional Information, each dated August 11, 2014, do not differ from those contained in Post-
Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14, filed electronically on August 11, 2014.

If you have any questions, please do not hesitate to contact P. Jay Spinola of Willkie Farr & Gallagher
LLP at (212) 728-8970 or me at (617) 662-1501.

Yours truly,

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

cc:  P. Jay Spinola, Esq.